Financial Instruments - Summary of Net Effect of Expired contracts that did not Meet Hedging Criteria for Accounting Purposes (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value (loss) gain on financial instruments	$ 246	$ 13	$ 51	$ 142
Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value (loss) gain on financial instruments	(104)		$ (129)	105
Embedded derivatives [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value (loss) gain on financial instruments	$ 1			$ 5